CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS
Schedule of group's consolidated prepaid and other current assets

	As of December 31,
	2022		2023
Debtors		%	%
Prepaid and other current assets
Purchaser	$6,058	98%	—%